Intangible Assets and Goodwill - Summary of Detailed Information About Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 76,101	€ 94,049
Additions	8,769	26,486
Disposals		(355)
Impairment of assets	(26,755)	(23,690)
Transfers		0
Amortization for the year	(17,907)	(20,575)
Translation differences	(430)	186
Ending balance	39,778	76,101
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	154,535	128,218
Ending balance	162,874	154,535
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(54,744)	(34,169)
Ending balance	(72,651)	(54,744)
Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(23,690)	0
Ending balance	(50,445)	(23,690)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,928	8,251
Additions	334	2,689
Disposals		(2)
Impairment of assets	(0)	(2,761)
Transfers		1,479
Amortization for the year	(799)	(2,807)
Translation differences	(236)	79
Ending balance	6,227	6,928
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	16,434	12,189
Ending balance	16,532	16,434
Software | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,745)	(3,938)
Ending balance	(7,544)	(6,745)
Software | Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,761)	0
Ending balance	(2,761)	(2,761)
Trademarks, industrial property and customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,865	19,390
Additions	0	0
Disposals		0
Impairment of assets	0	(14,259)
Transfers		(72)
Amortization for the year	(513)	(2,301)
Translation differences	(194)	107
Ending balance	2,158	2,865
Trademarks, industrial property and customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,768	20,733
Ending balance	20,574	20,768
Trademarks, industrial property and customer relationships | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,644)	(1,343)
Ending balance	(4,157)	(3,644)
Trademarks, industrial property and customer relationships | Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(14,259)	0
Ending balance	(14,259)	(14,259)
Development costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	66,308	66,408
Additions	8,435	23,797
Disposals		(353)
Impairment of assets	(26,755)	(6,670)
Transfers		(1,407)
Amortization for the year	(16,595)	(15,467)
Translation differences	0	0
Ending balance	31,393	66,308
Development costs | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	117,333	95,296
Ending balance	125,768	117,333
Development costs | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(44,355)	(28,888)
Ending balance	(60,950)	(44,355)
Development costs | Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,670)	0
Ending balance	(33,425)	(6,670)
Other
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Additions	0	0
Disposals		0
Impairment of assets	0	0
Transfers		0
Amortization for the year	0	0
Translation differences	0	0
Ending balance	0	0
Other | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Ending balance	0	0
Other | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Ending balance	0	0
Other | Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Ending balance	€ 0	€ 0